              As Filed with the Securities and Exchange Commission
                              on October 30, 2001


                       Securities Act File No. 333-67890
                   Investment Company Act File No. 811-10471


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]


                             Pre-Effective Amendment No. 1          [X]


                             Post Effective Amendment No.           [ ]


                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                                Amendment No. 1                     [X]



                        (Check appropriate box or boxes)

              Credit Suisse Institutional Money Market Fund, Inc.
              ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)



                466 Lexington Avenue                    10017-3147
                 New York, New York
             ---------------------------              ---------------
      (Address of Principal Executive Offices)          (Zip Code)


  Registrant's Telephone Number, including Area Code:          (212) 878-0600


                                Hal Liebes, Esq.
              Credit Suisse Institutional Money Market Fund, Inc.
              ---------------------------------------------------

                              466 Lexington Avenue
                         New York, New York 10017-3147
                    (Name and Address of Agent for Services)


                                    Copy to:
                            Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                         New York, New York 10019-6099


          Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

          Title of Securities Being Registered: Common Stock, $.001 par value per share.

          The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             [WARBURG PINCUS LOGO]

                                   PROSPECTUS

                             November       , 2001

              CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                                       --

                              GOVERNMENT PORTFOLIO
                                 CLASS A SHARES

           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS



KEY POINTS.................... ....................           4
   Goal and Principal Strategies...................           4
   Investor Profile................................           4
   A Word About Risk...............................           5
INVESTOR EXPENSES................ .................           6
   Fees and Portfolio Expenses.....................           6
   Example.........................................           6
THE PORTFOLIO IN DETAIL............. ..............           7
   The Management Firm.............................           7
   Multi-Class Structure...........................           7
   Portfolio Information Key.......................           7
   Goal and Strategies.............................           8
   Portfolio Investments...........................           8
   Risk Factors....................................           8
   Portfolio Management............................           9
   Investor Expenses...............................           9
MORE ABOUT RISK................. ..................          10
   Introduction....................................          10
   Types of Investment Risk........................          10
   Certain Investment Practices....................          12
ABOUT YOUR ACCOUNT................ ................          13
   Share Valuation.................................          13
   Statements and Reports..........................          13
   Distributions...................................          13
   Taxes...........................................          14
OTHER INFORMATION................ .................          15
   About the Distributor...........................          15
BUYING SHARES.................. ...................          16
SELLING SHARES.................. ..................          18
OTHER POLICIES.................. ..................          20
FOR MORE INFORMATION............... ...............  back cover

                                   KEY POINTS
                         GOAL AND PRINCIPAL STRATEGIES

PORTFOLIO/RISK FACTORS            GOAL                         STRATEGIES
GOVERNMENT PORTFOLIO    High current income        - Invests in high-quality
Risk factors:           consistent with liquidity    money-market instruments such as:
 Credit risk            and stability of           - obligations issued or guaranteed
 Income risk            principal                    by the U.S. government, its
 Interest-rate risk                                  agencies or instrumentalities
 Market risk                                       - fully-collateralized repurchase
                                                     agreements
                                                   - Portfolio managers select
                                                     investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1

     INVESTOR PROFILE

   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

   IT MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are based on estimated expenses (before fee waivers and expense reimbursements) for the fiscal period ending December 31, 2001.

-----------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
-----------------------------------------------------------------------
Sales charge "load" on purchases                                   NONE
-----------------------------------------------------------------------
Deferred sales charge "load"                                       NONE
-----------------------------------------------------------------------
Sales charge "load" on reinvested distributions                    NONE
-----------------------------------------------------------------------
Redemption fees                                                    NONE
-----------------------------------------------------------------------
Exchange fees                                                      NONE
-----------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
-----------------------------------------------------------------------
Management fee                                                     .20%
-----------------------------------------------------------------------
Distribution and service (12b-1) fees                              NONE
-----------------------------------------------------------------------
Other expenses(1)                                                  .18%
-----------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)                       .38%
-----------------------------------------------------------------------

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to reduce portfolio expenses as follows:


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS
Management fee                                                  .05%
Distribution and service (12b-1) fees                           NONE
Other expenses                                                  .15%
                                                               -----
TOTAL NET ANNUAL PORTFOLIO OPERATING EXPENSES                   .20%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


-------------------------------------
     ONE YEAR             THREE YEARS
-------------------------------------
        $39                  $122
-------------------------------------

                            THE PORTFOLIO IN DETAIL


     THE MANAGEMENT FIRM

   CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017


 - Investment adviser for the portfolio


 - Responsible for managing the portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $87 billion in the U.S. and $279 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     MULTI-CLASS STRUCTURE

   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class A shares, which are available directly from the portfolio.

   The Class B and Class C shares of the portfolio are described in separate prospectuses.

     PORTFOLIO
     INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS


   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."


RISK FACTORS

   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES

   Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio. Expressed as a percentage of average net assets after waivers.


 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES


   The Government Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets in high quality, U.S. dollar-denominated money-market instruments. The portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. And if rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     PORTFOLIO INVESTMENTS

   This portfolio invests in the following types of money-market instruments:

 - government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - fully-collateralized repurchase agreements

 - adjustable rate obligations

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

     INVESTOR EXPENSES


   Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):


   Management fee                                                        .05%

   All other expenses                                                    .15%
                                                                         ----
     Total expenses                                                      .20%

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these investment practices have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably.

These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including debt securities, and the mutual funds that invest in them.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent



--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               20%
--------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]
--------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [-]
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    15%
--------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).


   The NAV of each class of the portfolio is determined at 12:00 p.m. noon ET and at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. ET) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     STATEMENTS AND REPORTS

   In general, you will receive account statements as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   The portfolio produces financial reports, which include, among other things, a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus, proxy statement or information statement, as applicable to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representation or call 800-222-8977.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.

   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. The portfolio usually does not make capital-gain distributions.

   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains (if any) to shareholders annually.

   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. The portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category.

   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

                               OTHER INFORMATION

     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for:

 - making the portfolio available to you

 - account servicing and maintenance of Class A shares


 - other administrative services related to the sale of Class A shares.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Shareholder Service Center to receive one by mail or fax. You can make your initial investment by wire.

     BUYING SHARES


   The portfolio is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form including payment, by 12:00 p.m. noon ET or by the close of the NYSE (usually 4:00 p.m. ET), your transaction will be priced at the NAV determined at 12:00 p.m. noon ET or at that day's closing NAV, respectively. If we receive a request after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 p.m. noon ET.


   The minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
BY CHECK
- Complete a New Account Application.          - Make your check payable to Credit
- Make your check payable to Credit              Suisse Institutional Money Market Fund,
  Suisse Institutional Money Market Fund,        Inc., Class A.
  Inc., Class A.                               - Write the account number and the
- Write the portfolio name on the check.         portfolio name on the check.
- Mail to the fund.                            - Mail to the fund.
BY EXCHANGE
- Call our Institutional Shareholder           - Call our Institutional Shareholder
  Service Center to request an exchange          Service Center to request an exchange
  from another Credit Suisse                     from another Credit Suisse
  Institutional fund or portfolio. Be            Institutional fund or portfolio.
  sure to read the current Prospectus for      - If you do not have telephone
  the new fund or portfolio.                     privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
BY WIRE
- Complete and sign the New Account            - Call our Institutional Shareholder
  Application.                                   Service Center by 12:00 p.m. noon ET or
- Call our Institutional Shareholder             4:00 p.m. ET to inform us of the
  Service Center and fax the signed New          incoming wire. Please be sure to
  Account Application by 12:00 p.m. noon         specify the account registration,
  ET or 4:00 p.m. ET.                            account number and the fund and
- Institutional Shareholder Services will        portfolio name on your wire advice.
  telephone you with your account number.      - Wire the money for receipt that day.
  Please be sure to specify the account
  registration, account number and the
  fund and portfolio name on your wire
  advice.
- Wire your initial investment for
  receipt that day.
BY ACH TRANSFER
- Cannot be used to open an account.           - Call our Institutional Services Center
                                                 to request an ACH transfer from your
                                                 bank.
                                               - Your purchase will be effective at the
                                                 next NAV calculated after we receive your
                                                 order in proper form.
                                               - Requires ACH on Demand privileges.


                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 SELLING SHARES

   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL
Write us a letter of instruction that          - Sales of any amount.
includes:
- your name(s) and signature(s)
- the fund and portfolio name and account
  number
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").
Mail the materials to Credit Suisse
Institutional Money Market Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Shareholder Service Center
(unless a signature guarantee is
required).
BY PHONE
Call our Institutional Shareholder             - Accounts with telephone privileges.
Service Center to request a redemption.
You can receive the proceeds as:
- a check mailed to the address of record
- an ACH transfer to your bank
- a wire to your bank
See "By Wire or ACH Transfer" for
details.
BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions"             - Requests by phone or mail.
  section of your New Account
Application.
- For federal-funds wires, proceeds will
  be wired on the same business day. For
  ACH transfers, proceeds will be
  delivered within two business days.

                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                HOW TO REACH US

  Institutional Shareholder
  Service Center

  Toll Free: 800-222-8977
  Fax: 888-606-8252

  Mail:
   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

  Overnight/Courier Service:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional Money Market Fund, Inc.
  [Government Portfolio]
  DDA#
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order


   A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public.


     RECENTLY PURCHASED SHARES


   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.


                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 12:00 p.m. noon ET, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled and you may be liable for losses of fees incurred by the portfolio if you place a telephone order by 4:00 p.m. ET and we do not receive your wire that day.


   If you wire money without first calling our Institutional Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 p.m. noon ET the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   During periods of significant economic or market change, it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.
     ACCOUNT CHANGES

   Call our Institutional Shareholder Service Center to update your account records whenever you change your address. Institutional Shareholder Services can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading


 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio management team discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Money Market Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY MAIL:
   Credit Suisse
   Institutional Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030


BY OVERNIGHT OR COURIER SERVICE:

   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                             [WARBURG PINCUS LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR

                             [WARBURG PINCUS LOGO]

                                   PROSPECTUS

                             November       , 2001

              CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                                       --

                              GOVERNMENT PORTFOLIO
                                 CLASS B SHARES

           As with all mutual funds, the Securities and Exchange
           Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS



KEY POINTS.................... ....................           4
   Goal and Principal Strategies...................           4
   Investor Profile................................           4
   A Word About Risk...............................           5
INVESTOR EXPENSES................ .................           6
   Fees and Portfolio Expenses.....................           6
   Example.........................................           6
THE PORTFOLIO IN DETAIL............. ..............           7
   The Management Firm.............................           7
   Multi-Class Structure...........................           7
   Portfolio Information Key.......................           7
   Goal and Strategies.............................           8
   Portfolio Investments...........................           8
   Risk Factors....................................           8
   Portfolio Management............................           9
   Investor Expenses...............................           9
MORE ABOUT RISK................. ..................          10
   Introduction....................................          10
   Types of Investment Risk........................          10
   Certain Investment Practices....................          12
ABOUT YOUR ACCOUNT................ ................          13
   Share Valuation.................................          13
   Distributions...................................          13
   Taxes...........................................          13
   Statements and Reports..........................          14
OTHER INFORMATION................ .................          15
   About the Distributor...........................          15
BUYING SHARES.................. ...................          16
SELLING SHARES.................. ..................          17
OTHER POLICIES.................. ..................          18
FOR MORE INFORMATION............... ...............  back cover

                                   KEY POINTS
                         GOAL AND PRINCIPAL STRATEGIES

PORTFOLIO/RISK FACTORS            GOAL                         STRATEGIES
GOVERNMENT PORTFOLIO    High current income        - Invests in high-quality
Risk factors:           consistent with liquidity  money-market instruments such as:
  Credit risk           and stability of           - obligations issued or guaranteed
  Income risk           principal                  by the U.S. government, its
  Interest-rate risk                                 agencies or instrumentalities
  Market risk                                      - fully-collateralized repurchase
                                                     agreements
                                                   - Portfolio managers select
                                                   investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1

     INVESTOR PROFILE

   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

   IT MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.


MARKET RISK


   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are based on estimated expenses (before fee waivers and expense reimbursements) for the fiscal period ending December 31, 2001.



----------------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
----------------------------------------------------------------------------
Sales charge "load" on purchases                                   NONE
----------------------------------------------------------------------------
Deferred sales charge "load"                                       NONE
----------------------------------------------------------------------------
Sales charge "load" on reinvested distributions                    NONE
----------------------------------------------------------------------------
Redemption fees                                                    NONE
----------------------------------------------------------------------------
Exchange fees                                                      NONE
----------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
----------------------------------------------------------------------------
Management fee                                                    0.20%
----------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.10%
----------------------------------------------------------------------------
Other expenses(1)                                                 0.18%
----------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)                      0.48%
----------------------------------------------------------------------------


1. Other expenses are based on estimated amounts to be charged in the current fiscal period.

2. Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to reduce portfolio expenses as follows:


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS
Management fee                                                 0.05%
Distribution and service (12b-1) fees                          0.10%
Other expenses                                                 0.15%
                                                               -----
TOTAL NET ANNUAL PORTFOLIO OPERATING EXPENSES                  0.30%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


-------------------------------------------
     ONE YEAR             THREE YEARS
-------------------------------------------
        $49                  $154
-------------------------------------------

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $87 billion in the U.S. and $279 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     MULTI-CLASS STRUCTURE

   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class B shares, which are sold through financial-services firms.

   The Class A and Class C shares of the portfolio are described in separate prospectuses.

     PORTFOLIO
     INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES

   Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio. Expressed as a percentage of average net assets after waivers.

 - DISTRIBUTION AND SERVICE (12B-1) FEES Fees paid by Class B shares on the portfolio to the distributor for making Class B shares of the portfolio available. Expressed as a percentage of average net assets.

 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES


   The Government Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets in high quality, U.S. dollar-denominated money-market instruments. The portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. And if rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:

 - government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - fully-collateralized repurchase agreements

 - adjustable rate obligations

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   The portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

     INVESTOR EXPENSES


   Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):

Management fee              .05%
Distribution and service
  (12b-1) fees              .10%
All other expenses          .15%
                           ----
  Total expenses            .30%

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these investment practices have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including debt securities, and the mutual funds that invest in them.


   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent


                                                               GOVERNMENT
                                                               PORTFOLIO
INVESTMENT PRACTICE                                              LIMIT
-------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S banks and other issuers. Credit,
income, interest rate, market, regulatory risks.                 20%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                    [-]
-------------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                          [-]
-------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                      15%
-------------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).


   The NAV of each class of the portfolio is determined at 12:00 p.m. noon ET and at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. ET) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.

   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. The portfolio usually does not make capital-gain distributions.

   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains (if any) to shareholders annually.

   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. The portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category.

   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

     STATEMENTS AND REPORTS

   The portfolio produces financial reports, which include, among other things, a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus, proxy statement or information statement, as applicable to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.

                               OTHER INFORMATION

     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class B shares of the portfolio available to you.

   The portfolio has adopted a 12b-1 Plan with respect to Class B shares pursuant to the rules of the Investment Company Act of 1940. This plan allows the portfolio to pay for the sale and servicing of Class B shares. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.

   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class B shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.

     BUYING SHARES


   The portfolio is open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to 12:00 p.m. noon ET or by the close of the NYSE (usually 4:00 p.m. ET) in order for your transaction to be priced at the NAV determined at 12:00 p.m. noon ET or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 p.m. noon ET. Investors may be charged a fee by a financial representative for transactions effected through it.



   To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash accounts for their customers. Shares of the portfolio purchased through an automatic sweep by 12:00 p.m. noon ET are eligible to receive that day's daily dividend. For more information contact your financial representative.

   The minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may have different minimum investment or account requirements.

                                 SELLING SHARES

     REDEEMING SHARES


   Generally, you should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares:


 - BY SWEEP: If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

 - BY CHECKWRITING: With this service, you may write checks made payable to any payee. First, you must fill out a signature card which you may obtain from your financial representative. If you wish to establish this checkwriting service subsequent to the opening of your portfolio account, contact your financial representative. There is no charge for this service, except that the portfolio's custodian will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. [The minimum amount for each check is
  $          .] You can not write checks for more than the principal balance
  (not including any accrued dividends) in your account.

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 12:00 p.m. noon ET, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled and you may be liable for losses of fees incurred by the portfolio if your financial representative places a telephone order by 4:00 p.m. ET and we do not receive your wire that day.


   If your financial representative wires money without first calling our Institutional Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 p.m. noon ET the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading


 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio management team discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Money Market Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY MAIL:

   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:

   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                             [WARBURG PINCUS LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977



          CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR

                             [WARBURG PINCUS LOGO]

                                   PROSPECTUS

                             November       , 2001

              CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                                       --

                              GOVERNMENT PORTFOLIO
                                 CLASS C SHARES

           As with all mutual funds, the Securities and Exchange
           Commission has not approved the portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS



KEY POINTS.................... ....................           4
   Goal and Principal Strategies...................           4
   Investor Profile................................           4
   A Word About Risk...............................           5
INVESTOR EXPENSES................ .................           6
   Fees and Portfolio Expenses.....................           6
   Example.........................................           6
THE PORTFOLIO IN DETAIL............. ..............           7
   The Management Firm.............................           7
   Multi-Class Structure...........................           7
   Portfolio Information Key.......................           7
   Goal and Strategies.............................           8
   Portfolio Investments...........................           8
   Risk Factors....................................           8
   Portfolio Management............................           9
   Investor Expenses...............................           9
MORE ABOUT RISK................. ..................          10
   Introduction....................................          10
   Types of Investment Risk........................          10
   Certain Investment Practices....................          12
ABOUT YOUR ACCOUNT................ ................          13
   Share Valuation.................................          13
   Distributions...................................          13
   Taxes...........................................          13
   Statements and Reports..........................          14
OTHER INFORMATION................ .................          15
   About the Distributor...........................          15
BUYING SHARES.................. ...................          16
SELLING SHARES.................. ..................          17
OTHER POLICIES.................. ..................          18
FOR MORE INFORMATION............... ...............  back cover

                                   KEY POINTS
                         GOALS AND PRINCIPAL STRATEGIES

----------------------------------------------------------------------------------------
PORTFOLIO/RISK FACTORS            GOAL                         STRATEGIES
----------------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO    High current income        - Invests in high-quality
Risk factors:           consistent with liquidity  money-market instruments such as:
 Credit risk            and stability of           - obligations issued or guaranteed
 Income risk            principal                  by the U.S. government, its
 Interest-rate risk                                  agencies or instrumentalities
 Market risk                                       - fully-collateralized repurchase
                                                     agreements
                                                   - Portfolio managers select
                                                   investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1
----------------------------------------------------------------------------------------

     INVESTOR PROFILE

   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return


   IT MAY NOT BE APPROPRIATE IF YOU:


 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are based on estimated expenses (before fee waivers and expense reimbursements) for the fiscal period ending December 31, 2001.



----------------------------------------------------------------------------
SHAREHOLDER FEES
 (paid directly from your investment)
----------------------------------------------------------------------------
Sales charge "load" on purchases                                   NONE
----------------------------------------------------------------------------
Deferred sales charge "load"                                       NONE
----------------------------------------------------------------------------
Sales charge "load" on reinvested distributions                    NONE
----------------------------------------------------------------------------
Redemption fees                                                    NONE
----------------------------------------------------------------------------
Exchange fees                                                      NONE
----------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
----------------------------------------------------------------------------
Management fee                                                    0.20%
----------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.25%
----------------------------------------------------------------------------
Other expenses(1)                                                 0.18%
----------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)                      0.63%
----------------------------------------------------------------------------


1. Other expenses are based on estimated amounts to be charged in the current fiscal period.

2. Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to reduce portfolio expenses as follows:


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS
Management fee                                                 0.05%
Distribution and service (12b-1) fees                          0.25%
Other expenses                                                 0.15%
                                                               -----
TOTAL NET ANNUAL PORTFOLIO OPERATING EXPENSES                  0.45%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


---------------------------------------
     ONE YEAR             THREE YEARS
---------------------------------------
        $64                  $202
---------------------------------------

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $87 billion in the U.S. and $279 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     MULTI-CLASS STRUCTURE

   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class C shares, which are sold through financial-services firms.

   The Class A and Class B shares of the portfolio are described in separate prospectuses.

     PORTFOLIO
     INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES

   Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio. Expressed as a percentage of average net assets after waivers.

 - DISTRIBUTION AND SERVICE (12B-1) FEES Fees paid by Class C shares of the portfolio to the distributor for making Class C shares of the portfolio available. Expressed as a percentage of average net assets.

 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES


   The Government Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets in high quality, U.S. dollar-denominated money-market instruments. The portfolio seeks to maintain a stable $1 share price.



   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. And if rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:

 - government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - fully-collateralized repurchase agreements

 - adjustable rate obligations

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   The portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

     INVESTOR EXPENSES


   Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):

   Management fee                                                        .05%
   Distribution and service
     (12b-1) fees                                                        .25%
   All other expenses                                                    .15%
                                                                        ------
     Total expenses                                                      .45%

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.


   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these investment practices have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.


     TYPES OF INVESTMENT RISK


   The following risks are referred to throughout this prospectus.


   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably.

These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including debt securities, and the mutual funds that invest in them.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
20%    20% Italic type (e.g., 20%) represents an investment
       limitation as a percentage of NET fund assets; does not
       indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent


                                                               GOVERNMENT
                                                               PORTFOLIO
INVESTMENT PRACTICE                                              LIMIT
-------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.                 20%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                    [-]
-------------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                          [-]
-------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                      15%
-------------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).


   The NAV of each class of the portfolio is determined at 12:00 p.m. noon ET and at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. ET) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.

   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. The portfolio usually does not make capital-gain distributions.

   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains (if any) to shareholders annually.

   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. The portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category.

   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

     STATEMENTS AND REPORTS

   The portfolio produces financial reports, which include, among other things, a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus, proxy statement or information statement, as applicable to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.

                               OTHER INFORMATION

     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class C shares of the portfolio available to you.

   The portfolio has adopted a 12b-1 Plan with respect to Class C shares pursuant to the rules of the Investment Company Act of 1940. This plan allows the portfolio to pay for the sale and servicing of Class C shares. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.

   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class C shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.

     BUYING SHARES


   The portfolio is open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to 12:00 p.m. noon ET or by the close of the NYSE (usually 4:00 p.m. ET) in order for your transaction to be priced at the NAV determined at 12:00 p.m. noon ET or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 p.m. noon ET. Investors may be charged a fee by a financial representative for transactions effected through it.



   To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash accounts for their customers. Shares of the portfolio purchased through an automatic sweep by 12:00 p.m. noon ET are eligible to receive that day's daily dividend. For more information contact your financial representative.

   The minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may have different minimum investment or account requirements.

                                 SELLING SHARES

     REDEEMING SHARES


   Generally, you should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares:


    - BY SWEEP: If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

    - BY CHECKWRITING: With this service, you may write checks made payable to any payee. First, you must fill out a signature card which you may obtain from your financial representative. If you wish to establish this checkwriting service subsequent to the opening of your portfolio account, contact your financial representative. There is no charge for this service, except that the portfolio's custodian will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.
      [The minimum amount for each check is $          .] You can not write
      checks for more than the principal balance (not including any accrued dividends) in your account.

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 12:00 p.m. noon ET, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled and you may be liable for losses of fees incurred by the portfolio if your financial representative places a telephone order by 4:00 p.m. ET and we do not receive your wire that day.


   If your financial representative wires money without first calling our Institutional Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 p.m. noon ET the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading


 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                              FOR MORE INFORMATION


   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio management team discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Money Market Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:


BY TELEPHONE:

   800-222-8977


BY MAIL:

   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030


BY OVERNIGHT OR COURIER SERVICE:

   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184


SEC FILE NUMBER:


Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471



                          [WARBURG PINCUS FUNDS LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030

                                 800-222M-8977

          CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                   PROSPECTUS

                               November    , 2001


                          CREDIT SUISSE INSTITUTIONAL
                            MONEY MARKET FUND, INC.

                                       --

                                PRIME PORTFOLIO
                                 CLASS A SHARES

           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS



KEY POINTS.................... ....................           4
   Goal and Principal Strategies...................           4
   Investor Profile................................           4
   A Word About Risk...............................           5
INVESTOR EXPENSES................ .................           6
   Fees And Portfolio Expenses.....................           6
   Example.........................................           6
THE PORTFOLIO IN DETAIL............. ..............           7
   The Management Firm.............................           7
   Multi-Class Structure...........................           7
   Portfolio Information Key.......................           7
   Goal and Strategies.............................           8
   Portfolio Investments...........................           8
   Risk Factors....................................           9
   Portfolio Management............................           9
   Investor Expenses...............................           9
MORE ABOUT RISK................. ..................          10
   Introduction....................................          10
   Types of Investment Risk........................          10
   Certain Investment Practices....................          12
ABOUT YOUR ACCOUNT................ ................          13
   Share Valuation.................................          13
   Statements and Reports..........................          13
   Distributions...................................          13
   Taxes...........................................          14
OTHER INFORMATION................ .................          15
   About the Distributor...........................          15
BUYING SHARES.................. ...................          16
SELLING SHARES.................. ..................          18
OTHER POLICIES.................. ..................          20
FOR MORE INFORMATION............... ...............  back cover

                                   KEY POINTS
                         GOAL AND PRINCIPAL STRATEGIES

PORTFOLIO/RISK FACTORS            GOAL                         STRATEGIES
PRIME PORTFOLIO         High current income        - Invests in high-quality
Risk factors:           consistent with liquidity  money-market instruments such as:
 Credit risk            and stability of           - obligations issued or guaranteed
 Income risk            principal                  by the U.S. government, its
 Interest-rate risk                                  agencies or instrumentalities
 Market risk                                       - bank and corporate debt
                                                     obligations
                                                   - fully-collateralized repurchase
                                                     agreements
                                                   - Portfolio managers select
                                                   investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1

     INVESTOR PROFILE

   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

   IT MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are based on estimated expenses (before fee waivers and expense reimbursements) for the fiscal period ending December 31, 2001.


SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on purchases                                   NONE
Deferred sales charge "load"                                       NONE
Sales charge "load" on reinvested distributions                    NONE
Redemption fees                                                    NONE
Exchange fees                                                      NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
Management fee                                                    0.20%
Distribution and service (12b-1) fee                               NONE
Other expenses(1)                                                 0.18%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)                      0.38%


(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to reduce portfolio expenses as follows:


                   EXPENSES AFTER WAIVERS
                     AND REIMBURSEMENTS
Management fee                                                 0.05%
Distribution and service(12b-1)fee                              NONE
Other expenses                                                 0.15%
                                                               -----
TOTAL NET ANNUAL PORTFOLIO OPERATING EXPENSES                  0.20%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS
        $39                  $122

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $87 billion in the U.S. and $279 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     MULTI-CLASS STRUCTURE

   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class A shares, which are available directly from the portfolio. The Class B and Class C shares of the portfolio are described in separate prospectuses.

     PORTFOLIO
     INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES

   Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio. Expressed as a percentage of average net assets after waivers.

 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES

   The Prime Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. The portfolio seeks to maintain a stable $1 share price.


   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:

 - government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - fully-collateralized repurchase agreements

 - mortgage- and asset-backed securities

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

     INVESTOR EXPENSES


   Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):


   Management fee                                                       0.05%

   All other expenses                                                   0.15%
                                                                -------------

     Total expenses                                                     0.20%

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these investment practices have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably.

These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including debt securities, and the mutual funds that invest in them.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent




--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               [-]
--------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]
--------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                         10%
--------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [-]
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    15%
--------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).


   The NAV of each class of the portfolio is determined at 12:00 p.m. ET and at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. ET) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     STATEMENTS AND REPORTS

   In general, you will receive account statements as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every calendar quarter

   The portfolio produces financial reports, which include, among other things, a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus, proxy statement or information statement, as applicable to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representation or call 800-222-8977.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.

   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. The portfolio usually does not make capital-gain distributions.

   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains (if any) to shareholders annually.

   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. The portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category.

   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

                               OTHER INFORMATION


     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for:

 - making the portfolio available to you

 - account servicing and maintenance of Class A shares

 - other administrative services related to the sale of Class A shares

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Institutional Shareholder Service Center to receive one by mail or fax. You can make your initial investment by wire.

     BUYING SHARES


   The portfolio is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form including payment, by 12:00 p.m. noon ET or by the close of the NYSE (usually 4:00 p.m. ET), your transaction will be priced at the NAV determined at 12:00 p.m. noon ET or at that day's closing NAV, respectively. If we receive a request after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 p.m. noon ET.


   The minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table.

           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
BY CHECK
- Complete a New Account Application.          - Make your check payable to Credit
- Make your check payable to Credit            Suisse Institutional Money Market Fund,
  Suisse Institutional Money Market Fund,        Inc., Class A.
  Inc., Class A.                               - Write the account number and the
- Write the portfolio name on the check.       portfolio name on the check.
- Mail to the fund.                            - Mail to the fund.
BY EXCHANGE
- Call our Institutional Shareholder           - Call our Institutional Shareholder
  Service Center to request an exchange        Service Center to request an exchange
  from another Credit Suisse                     from another Credit Suisse
  Institutional fund or portfolio. Be            Institutional fund or portfolio.
  sure to read the current Prospectus for      - If you do not have telephone
  the new fund or portfolio.                   privileges, mail or fax a letter of
- If you do not have telephone                   instruction.
  privileges, mail or fax a letter of
  instruction.
BY WIRE
- Complete and sign the New Account            - Call our Institutional Shareholder
  Application.                                 Service Center by 12:00 p.m. noon ET or
- Call our Institutional Shareholder             4:00 p.m. ET to inform us of the
  Service Center and fax the signed New          incoming wire. Please be sure to
  Account Application by 12:00 p.m. noon         specify the account registration,
  ET or 4:00 p.m. ET.                            account number and the fund and
- Institutional Shareholder Services will        portfolio name on your wire advice.
  telephone you with your account number.      - Wire the money for receipt that day.
  Please be sure to specify the account
  registration, account number and the
  fund and portfolio name on your wire
  advice.
- Wire your initial investment for
receipt that day.
BY ACH TRANSFER
- Cannot be used to open an account.           - Call our Institutional Services Center
                                               to request an ACH transfer from your
                                                 bank.
                                               - Your purchase will be effective at the
                                               next NAV calculated after we receive your
                                                 order in proper form.
                                               - Requires ACH on Demand privileges.


                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                       MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 SELLING SHARES

   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL

Write us a letter of instruction that          - Sales of any amount.
includes:
- your name(s) and signature(s)
- the fund and portfolio name and account
  number
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").
Mail the materials to Credit Suisse
Institutional Money Market Fund, Inc.
If only a letter of instruction is
required, you can fax it to the
Institutional Shareholder Service Center
(unless a signature guarantee is
required).

BY PHONE

Call our Institutional Shareholder             - Accounts with telephone privileges.
Service Center to request a redemption.
You can receive the proceeds as:
- a check mailed to the address of record
- an ACH transfer to your bank
- a wire to your bank
See "By Wire or ACH Transfer" for
details.

BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions"             - Requests by phone or mail.
  section of your New Account
Application.
- For federal-funds wires, proceeds will
  be wired on the same business day. For
  ACH transfers, proceeds will be
  delivered within two business days.

                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                HOW TO REACH US

  Institutional Shareholder Service Center

  Toll Free: 800-222-8977
  Fax: 888-606-8252

  Mail:
   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

  Overnight/Courier Service:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  Credit Suisse Institutional
  Money Market Fund, Inc.
  [Prime Portfolio]
  DDA#
  F/F/C: [Account Number and Registration]

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large accounts (other than by exchange)

 - requests to send the proceeds to a different payee or address than on record

 - shares represented by certificates, which must be returned with your sell order


   A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public.


     RECENTLY PURCHASED SHARES


   For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.


                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 12:00 p.m. noon ET, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled and you may be liable for losses of fees incurred by the portfolio if you place a telephone order by 4:00 p.m. ET and we do not receive your wire that day.


   If you wire money without first calling our Institutional Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 p.m. noon ET on the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   During periods of significant economic or market change, it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call our Institutional Shareholder Service Center to update your account records whenever you change your address. Institutional Shareholder Services can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading


 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                    INSTITUTIONAL SHAREHOLDER SERVICE CENTER
                                  800-222-8977
                      MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio management discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Money Market Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY MAIL:
   Credit Suisse Institutional
   Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
          Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                   PROSPECTUS

                               November    , 2001


                          CREDIT SUISSE INSTITUTIONAL
                            MONEY MARKET FUND, INC.

                                       --

                                PRIME PORTFOLIO
                                 CLASS B SHARES

           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS



KEY POINTS.........................................           4
   Goal and Principal Strategies...................           4
   Investor Profile................................           4
   A Word About Risk...............................           5
INVESTOR EXPENSES..................................           6
   Fees And Portfolio Expenses.....................           6
   Example.........................................           6
THE PORTFOLIO IN DETAIL............................           7
   The Management Firm.............................           7
   Multi-Class Structure...........................           7
   Portfolio Information Key.......................           7
   Goal and Strategies.............................           8
   Portfolio Investments...........................           8
   Risk Factors....................................           9
   Portfolio Management............................           9
   Investor Expenses...............................           9
MORE ABOUT RISK....................................          10
   Introduction....................................          10
   Types of Investment Risk........................          10
   Certain Investment Practices....................          12
ABOUT YOUR ACCOUNT.................................          13
   Share Valuation.................................          13
   Distributions...................................          13
   Taxes...........................................          13
OTHER INFORMATION..................................          15
   About the Distributor...........................          15
BUYING SHARES......................................          16
SELLING SHARES.....................................          17
OTHER POLICIES.....................................          18
FOR MORE INFORMATION...............................  back cover

                                   KEY POINTS
                         GOALS AND PRINCIPAL STRATEGIES


---------------------------------------------------------------------------------------
PORTFOLIO/RISK FACTORS            GOAL                         STRATEGIES
---------------------------------------------------------------------------------------
PRIME PORTFOLIO         High current income        - Invests in high-quality
Risk factors:           consistent with liquidity  money-market instruments such as:
 Credit risk            and stability of           - obligations issued or guaranteed
 Income risk            principal                  by the U.S. government, its
 Interest-rate risk                                  agencies or instrumentalities
 Market risk                                       - bank and corporate debt
                                                     obligations
                                                   - fully-collateralized repurchase
                                                     agreements
                                                   - Portfolio managers select
                                                   investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1
---------------------------------------------------------------------------------------


     INVESTOR PROFILE

   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return


   IT MAY NOT BE APPROPRIATE IF YOU:


 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are based on estimated expenses (before fee waivers and expense reimbursements) for the fiscal period ending December 31, 2001.

SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on purchases                                 NONE
Deferred sales charge "load"                                     NONE
Sales charge "load" on reinvested distributions                  NONE
Redemption fees                                                  NONE
Exchange fees                                                    NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
Management fee                                                   0.20%
Distribution and service (12b-1) fees                            0.10%
Other expenses(1)                                                0.18%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)                     0.48%

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to reduce portfolio expenses as follows:


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS
Management fee                                                 0.05%
Distribution and service (12b-1) fees                          0.10%
Other expenses                                                 0.15%
                                                               -----
TOTAL NET ANNUAL PORTFOLIO OPERATING EXPENSES                  0.30%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS
        $49                  $154

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $87 billion in the U.S. and $279 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     MULTI-CLASS STRUCTURE

   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class B shares, which are sold through financial-services firms. The Class A and Class C shares of the portfolio are described in separate prospectuses.

     PORTFOLIO
     INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES

   Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.


 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio.

  Expressed as a percentage of average net assets after waivers.


 - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by Class B shares of the portfolio to the distributor for making Class B shares of the portfolio available. Expressed as a percentage of average net assets.



 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.


     GOAL AND STRATEGIES

   The Prime Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. The portfolio seeks to maintain a stable $1 share price.


   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:

 - government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - fully-collateralized repurchase agreements

 - mortgage- and asset-backed securities

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

     INVESTOR EXPENSES


   Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):


   Management fee                                                       0.05%

   Distribution and service
     (12b-1)                                                            0.10%

   All other expenses                                                   0.15%
                                                                -------------

     Total expenses                                                     0.30%

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these investment practices have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including debt securities, and the mutual funds that invest in them.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent




--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               [-]
--------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]
--------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                         10%
--------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [-]
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    15%
--------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).


   The NAV of each class of the portfolio is determined at 12:00 p.m. noon ET and at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. ET) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.

   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. The portfolio usually does not make capital-gain distributions.

   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains (if any) to shareholders annually.

   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. The portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.


   The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category.



   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

     STATEMENTS AND REPORTS

   The portfolio produces financial reports, which include, among other things, a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus, proxy statement or information statement, as applicable to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representation or call 800-222-8977.

                               OTHER INFORMATION





     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class B shares of the portfolio available to you.

   The portfolio has adopted a 12b-1 Plan with respect to Class B shares pursuant to the rules of the Investment Company Act of 1940. This plan allows the portfolio to pay for the sale and servicing of Class B shares. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.

   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class B shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.

     BUYING SHARES


   The portfolio is open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to 12:00 p.m. noon ET or by the close of the NYSE (usually 4:00 p.m. ET) in order for your transaction to be priced at the NAV determined at 12:00 p.m. noon ET or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 p.m. noon ET. Investors may be charged a fee by a financial representative for transactions effected through it.



   To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash accounts for their customers. Shares of the portfolio purchased through an automatic sweep by 12:00 p.m. noon ET are eligible to receive that day's daily dividend. For more information contact your financial representative.

   The minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may have different minimum investment or account requirements.

                                 SELLING SHARES

     REDEEMING SHARES


   Generally, you should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares:


 - BY SWEEP: If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

 - BY CHECKWRITING: With this service, you may write checks made payable to any payee. First, you must fill out a signature card which you may obtain from your financial representative. If you wish to establish this checkwriting service subsequent to the opening of your portfolio account, contact your financial representative. There is no charge for this service, except that the portfolio's custodian will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. [The minimum amount for each check is
  $          .] You can not write checks for more than the principal balance
  (not including any accrued dividends) in your account.

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 12:00 p.m. noon ET, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled and you may be liable for losses of fees incurred by the portfolio if your financial representative places a telephone order by 4:00 p.m. ET and we do not receive your wire that day.


   If your financial representative wires money without first calling our Institutional Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 p.m. noon ET on the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading


 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind" -- payment in portfolio securities rather than cash -- for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio management discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Money Market Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY MAIL:
   Credit Suisse
   Institutional Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                   PROSPECTUS

                               November    , 2001


                          CREDIT SUISSE INSTITUTIONAL
                            MONEY MARKET FUND, INC.

                                       --

                                PRIME PORTFOLIO
                                 CLASS C SHARES

           As with all mutual funds, the Securities and Exchange
           Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS



KEY POINTS.................... ....................           4
   Goal and Principal Strategies...................           4
   Investor Profile................................           4
   A Word About Risk...............................           5
INVESTOR EXPENSES................ .................           6
   Fees And Portfolio Expenses.....................           6
   Example.........................................           6
THE PORTFOLIO IN DETAIL............. ..............           7
   The Management Firm.............................           7
   Multi-Class Structure...........................           7
   Portfolio Information Key.......................           7
   Goal and Strategies.............................           8
   Portfolio Investments...........................           8
   Risk Factors....................................           9
   Portfolio Management............................           9
   Investor Expenses...............................           9
MORE ABOUT RISK................. ..................          10
   Introduction....................................          10
   Types of Investment Risk........................          10
   Certain Investment Practices....................          12
ABOUT YOUR ACCOUNT................ ................          13
   Share Valuation.................................          13
   Distributions...................................          13
   Taxes...........................................          13
   Statements and Reports..........................          14
OTHER INFORMATION................ .................          15
   About the Distributor...........................          15
BUYING SHARES.................. ...................          16
SELLING SHARES.................. ..................          17
OTHER POLICIES.................. ..................          18
FOR MORE INFORMATION............... ...............  back cover

                                   KEY POINTS
                         GOAL AND PRINCIPAL STRATEGIES

PORTFOLIO/RISK FACTORS            GOAL                         STRATEGIES
PRIME PORTFOLIO         High current income        - Invests in high-quality
Risk factors:           consistent with liquidity  money-market instruments such as:
 Credit risk            and stability of           - obligations issued or guaranteed
 Income risk            principal                  by the U.S. government, its
 Interest-rate risk                                  agencies or instrumentalities
 Market risk                                       - bank and corporate debt
                                                     obligations
                                                   - fully-collateralized repurchase
                                                     agreements
                                                   - Portfolio managers select
                                                   investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1

     INVESTOR PROFILE

   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking an investment for the money-market portion of an asset-allocation portfolio

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return


   IT MAY NOT BE APPROPRIATE IF YOU:


 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

   You should base your selection of a portfolio on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INCOME RISK

   The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are based on estimated expenses (before fee waivers and expense reimbursements) for the fiscal period ending December 31, 2001.


SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on purchases                                 NONE
Deferred sales charge "load"                                     NONE
Sales charge "load" on reinvested distributions                  NONE
Redemption fees                                                  NONE
Exchange fees                                                    NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from portfolio assets)
Management fee                                                   0.20%
Distribution and service (12b-1) fees                            0.25%
Other expenses(1)                                                0.18%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)                     0.63%


(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to reduce portfolio expenses as follows:


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS
Management fee                                                 0.05%
Distribution and service (12b-1) fees                          0.25%
Other expenses                                                 0.15%
                                                               -----
TOTAL NET ANNUAL PORTFOLIO OPERATING EXPENSES                  0.45%


                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


     ONE YEAR             THREE YEARS
        $64                  $202

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $87 billion in the U.S. and $279 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

     MULTI-CLASS STRUCTURE

   The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class C shares, which are sold through financial-services firms. The Class A and Class B shares of the portfolio are described in separate prospectuses.

     PORTFOLIO
     INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES

   Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio. Expressed as a percentage of average net assets after waivers.

 - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by Class C shares of the portfolio to the distributor for making Class C shares of the portfolio available. Expressed as a percentage of average net assets.

 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES

   The Prime Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. The portfolio seeks to maintain a stable $1 share price.


   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     PORTFOLIO INVESTMENTS

   The portfolio invests in the following types of money-market instruments:

 - government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - fully-collateralized repurchase agreements

 - mortgage- and asset backed securities

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

   The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

   These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

     INVESTOR EXPENSES


   Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):


   Management fee                                                       0.05%

   Distribution and service
     (12b-1) fees                                                       0.25%

   All other expenses                                                   0.15%
                                                                -------------

     Total expenses                                                     0.45%

                                MORE ABOUT RISK

     INTRODUCTION

   A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the portfolio may use. Some of these investment practices have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

 - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

 - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK The portfolio's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including debt securities, and the mutual funds that invest in them.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate
       actual use
[ ]    Permitted, but not expected to be used to a significant
       extent




--------------------------------------------------------------------
 INVESTMENT PRACTICE                                          LIMIT
--------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers. Credit,
income, interest rate, market, regulatory risks.               [-]
--------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]
--------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]
--------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                         10%
--------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [-]
--------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    15%
--------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).


   The NAV of each class of the portfolio is determined at 12:00 p.m. noon ET and at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. ET) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.


   The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     DISTRIBUTIONS

   As an investor in the portfolio, you will receive distributions.

   The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. The portfolio usually does not make capital-gain distributions.

   The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes capital gains (if any) to shareholders annually.

   Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     TAXES

   As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

   As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. The portfolio does not expect to realize long-term capital gains or to make capital-gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category.

   Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

     STATEMENTS AND REPORTS

   The portfolio produces financial reports, which include, among other things, a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus, proxy statement or information statement, as applicable to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representation or call 800-222-8977.

                               OTHER INFORMATION


     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class C shares of the portfolio available to you.

   The portfolio has adopted a 12b-1 Plan with respect to Class C shares pursuant to the rules of the Investment Company Act of 1940. This plan allows the portfolio to pay for the sale and servicing of Class C shares. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.

   The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering Class C shares for providing administration, sub-accounting, transfer agency and/or other services. Under certain circumstances, the portfolio may reimburse a portion of these payments.

                                 BUYING SHARES

     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.

     BUYING SHARES


   The portfolio is open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to 12:00 p.m. noon ET or by the close of the NYSE (usually 4:00 p.m. ET) in order for your transaction to be priced at the NAV determined at 12:00 p.m. noon ET or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 p.m. noon ET. Investors may be charged a fee by a financial representative for transactions effected through it.



   To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.


   Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash accounts for their customers. Shares of the portfolio purchased through an automatic sweep by 12:00 p.m. noon ET are eligible to receive that day's daily dividend. For more information contact your financial representative.

   The minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may have different minimum investment or account requirements.

                                 SELLING SHARES

     REDEEMING SHARES


   Generally, you should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares:


 - BY SWEEP: If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

 - BY CHECKWRITING: With this service, you may write checks made payable to any payee. First, you must fill out a signature card which you may obtain from your financial representative. If you wish to establish this checkwriting service subsequent to the opening of your portfolio account, contact your financial representative. There is no charge for this service, except that the portfolio's custodian will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. [The minimum amount for each check is
  $          .] You can not write checks for more than the principal balance
  (not including any accrued dividends) in your account.

                                 OTHER POLICIES

     TRANSACTION DETAILS


   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 12:00 p.m. noon ET, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled and you may be liable for losses of fees incurred by the portfolio if your financial representative places a telephone order by 4:00 p.m. ET and we do not receive your wire that day.


   If your financial representative wires money without first calling our Institutional Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 p.m. noon ET on the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   Uncashed redemption or distribution checks do not earn interest.

     ACCOUNT CHANGES

   Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

     SPECIAL SITUATIONS

   The portfolio reserves the right to:


 - refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading


 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                              FOR MORE INFORMATION

   More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio management discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Institutional Money Market Fund, Inc. to obtain, without charge, the SAI, Annual and Semiannual Reports, portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY MAIL:
   Credit Suisse
   Institutional Money Market Fund, Inc.
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Institutional
         Money Market Fund, Inc.
   66 Brooks Drive
   Braintree, MA 02184

SEC FILE NUMBER:

Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030

                                  800-222-8977
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER __, 2001

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                                 PRIME PORTFOLIO

                              GOVERNMENT PORTFOLIO

               This Statement of Additional Information provides information about the Credit Suisse Institutional Money Market Fund, Inc. (the "Fund"), relating to Class A, Class B and Class C shares of the Prime Portfolio and the Government Portfolio (each a "Portfolio") that supplements information that is contained in the prospectuses for the Prime Portfolio and Government Portfolio dated November __, 2001, as each may be amended from time to time (the prospectus for the Prime Portfolio and the prospectus for the Government Portfolio are collectively, the "Prospectuses") and is incorporated by reference in its entirety into the Prospectuses.

               This Statement of Additional Information is not itself a prospectus and no investment in shares of each of the Portfolios should be made solely upon the information contained herein. Copies of the Prospectuses and information regarding each Portfolio's current performance and the status of shareholder accounts may be obtained by writing or telephoning:



                        Credit Suisse Institutional Funds
                                  P.O. Box 9030
                              Boston, MA 02205-9030
                                 1-800-222-8977

                                    CONTENTS
                                    --------
                                                                                          Page
                                                                                          ----
INVESTMENT OBJECTIVE.........................................................................1
GENERAL......................................................................................1
        Price and Portfolio Maturity.........................................................1
        ----------------------------
        Portfolio Quality and Diversification................................................1
        -------------------------------------
INVESTMENT POLICIES..........................................................................2
        Bank Obligations.....................................................................2
        ----------------
        Variable Rate Master Demand Notes....................................................2
        ---------------------------------
        Government Securities................................................................3
        ---------------------
        When-Issued Securities...............................................................3
        ----------------------
        Repurchase Agreements................................................................4
        ---------------------
        Reverse Repurchase Agreements and Borrowings.........................................4
        --------------------------------------------
OTHER INVESTMENT LIMITATIONS.................................................................4
PORTFOLIO VALUATION..........................................................................6
PORTFOLIO TRANSACTIONS AND TURNOVER..........................................................6
MANAGEMENT OF THE FUND.......................................................................7
        Officers and Board of Directors......................................................7
        -------------------------------
        Estimated Directors' Compensation...................................................11
        ---------------------------------
        Control Persons and Principal Holders of Securities.................................11
        ---------------------------------------------------
        Investment Adviser and Administrator................................................12
        ------------------------------------
        Custodian and Transfer Agent........................................................12
        ----------------------------
        Distribution and Shareholder Servicing..............................................13
        --------------------------------------
        Organization of the Fund............................................................15
        ------------------------
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................................15
ADDITIONAL INFORMATION CONCERNING TAXES.....................................................17
        The Portfolios and Their Investments................................................17
        ------------------------------------
DETERMINATION OF YIELD......................................................................20
RATING OF THE PORTFOLIO.....................................................................20
INDEPENDENT ACCOUNTANTS AND COUNSEL.........................................................21
FINANCIAL STATEMENT.........................................................................21
APPENDIX.....................................................................................1
        Description of Commercial Paper Ratings..............................................1
        ---------------------------------------

                              INVESTMENT OBJECTIVE

               The following information supplements the discussion of each Portfolio's investment objectives and policies in the Prospectuses. There are no assurances that either Portfolio will achieve its investment objective.

               The investment objective of each Portfolio is to provide investors with high current income consistent with liquidity and stability of principal.

               Unless otherwise indicated, each Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.

               The Portfolios are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future.

                                     GENERAL

        Price and Portfolio Maturity. Each Portfolio invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the Securities and Exchange Commission (the "SEC"), are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by a Portfolio. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. Each Portfolio follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

        Portfolio Quality and Diversification. Each Portfolio will limit its investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that a Portfolio acquires the security. Each Portfolio may purchase securities that are unrated at the time of purchase that the Portfolio's investment adviser (the "Adviser") deems to be of comparable quality to rated securities that the Portfolio may purchase. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and Fitch, Inc. ("Fitch"). A discussion of the ratings categories of the NRSROs is contained in the Appendix to this Statement of Additional Information.

               Each Portfolio is subject to certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by the Adviser. These policies generally restrict each Portfolio from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer. In accordance with Rule 2a-7, each Portfolio may invest up to 25% of its assets in the first tier securities of a single issuer for a period of up to three days.

                               INVESTMENT POLICIES

        Bank Obligations. The Prime Portfolio may purchase bank obligations, including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Portfolio will invest in obligations of U. S. branches of foreign banks or foreign branches of United States banks only if the Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks.

                Variable Rate Master Demand Notes. Each Portfolio may also purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, each Portfolio may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

               Variable rate master demand notes held by each Portfolio may have maturities of more than thirteen months, provided: (i) the Portfolio is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to thirteen months. In determining the Portfolio's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of thirteen months or less, each note will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service or when purchasing variable rate master demand notes, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.

               In the event an issuer of a variable rate master demand note defaults on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, each Portfolio will invest in such instruments only where the Adviser believes that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.

               Government Securities. Government Securities in which each Portfolio may invest include Treasury Bills, Treasury Notes and Treasury Bonds; other obligations that are supported by the full faith and credit of the United States Treasury, such as Government National Mortgage Association pass-through certificates; obligations that are supported by the right of the issuer to borrow from the Treasury, such as securities of Federal Home Loan Banks; and obligations that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Portfolio will invest at least 80% of its assets in Government Securities.

               When-Issued Securities. Each Portfolio may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Each Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Portfolio expects that commitments to purchase when-issued securities will not exceed 15% of the value of its net assets absent unusual market conditions, and that a commitment by a Portfolio to purchase when-issued securities will generally not exceed 45 days. Each Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

               When a Portfolio agrees to purchase when-issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 15% of the value of its assets.

               When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

               Repurchase Agreements. Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose a Portfolio to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights thereto. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by a Portfolio's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

               Reverse Repurchase Agreements and Borrowings. Each Portfolio may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price. At the time a Portfolio enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

                          OTHER INVESTMENT LIMITATIONS

               The investment limitations numbered 1 through 5 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Portfolio. Investment limitations 6 through 9 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time. If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 8) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of each Portfolio's assets will not constitute a violation of such restriction.

        Each Portfolio may not:

1. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of its assets at the time of such transactions constituting borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its assets at the time of such borrowing. Whenever borrowings exceed 5% of the value of its total assets, a Portfolio will not make any additional investments.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances of domestic branches of U.S. banks.

3. Make loans except that a Portfolio may lend portfolio securities, may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements.

4. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with such Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may purchase securities issued by companies that invest in real estate or interests therein.

6.      Write or sell puts, calls, straddles, spreads or combinations thereof.

7. Purchase securities on margin, make short sales of securities or maintain a short position.

8. Invest more than 10% of the value of its net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after notice by a Portfolio, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.

9.      Invest in oil, gas or mineral leases.

                               PORTFOLIO VALUATION

               Each Portfolio's securities are valued on the basis of amortized cost consistent with Rule 2a-7 under the 1940 Act. Under this method, each Portfolio values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount a Portfolio would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize each Portfolio's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from a Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening a Portfolio's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Portfolio's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

               Credit Suisse Asset Management, LLC, the Portfolios' investment adviser ("CSAM"), is responsible for establishing, reviewing, and, where necessary, modifying each Portfolio's investment program to achieve its investment objective and will select specific portfolio investments and effect transactions for the Portfolios. Purchases and sales of portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. CSAM seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, CSAM may, in its discretion, effect transactions in portfolio securities with dealers who provide the Portfolios with research advice or other services.

               Investment decisions for each Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolios. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolios. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

               In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") or Credit Suisse First Boston ("CS First Boston") or any affiliated person of such companies, except pursuant to an exemption received from the SEC. In addition, the Portfolios will not give preference to any institutions with whom the Fund, on behalf of each Portfolio, enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

               Each Portfolio does not intend to seek profits through short-term trading. Each Portfolio's annual portfolio turnover will be relatively high but its portfolio turnover is not expected to have a material effect on its net income. Each Portfolio's turnover is expected to be zero for regulatory reporting purposes.

                             MANAGEMENT OF THE FUND

               Officers and Board of Directors

               The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. Under the Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

               The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Richard H. Francis (69)                           Director
40 Grosvenor Road                                 Currently retired; Executive Vice President
Short Hills, New Jersey 07078                     and Chief Financial Officer of Pan Am
                                                  Corporation and Pan American World Airways,
                                                  Inc. from 1988 to 1991; Director/Trustee of
                                                  other CSAM-advised investment companies.

Jack W. Fritz (74)                                Director
2425 North Fish Creek Road                        Private investor; Consultant and Director of
P.O. Box 1287                                     Fritz Broadcasting, Inc. and Fritz
Wilson, Wyoming 83014                             Communications (developers and operators of
                                                  radio stations); Director/Trustee of other
                                                  CSAM-advised investment companies.

Jeffrey E. Garten (54)                            Director
Box 208200                                        Dean of Yale School of Management and William
New Haven, Connecticut 06520-8200                 S. Beinecke Professor in the Practice of
                                                  International Trade and Finance;
                                                  Undersecretary of Commerce for International
                                                  Trade from November 1993 to October 1995;
                                                  Professor at Columbia University from
                                                  September 1992 to November 1993; Director of
                                                  Aetna, Inc.; Director/Trustee of other
                                                  CSAM-advised investment companies.

Peter F. Krogh (64)                               Director
301 ICC of                                        Dean Emeritus and Distinguished Professor of
Georgetown University                             International Affairs at the Edmund A. Walsh
Washington, DC 20057                              School of Foreign Service, Georgetown
                                                  University; Moderator of PBS foreign affairs
                                                  television series; Member of Board of The
                                                  Carlisle Companies Inc.  Member of Selection
                                                  Committee for Truman Scholars and Henry Luce
                                                  Scholars.  Senior Associate of Center for
                                                  Strategic and International Studies; Trustee
                                                  numerous world affairs organizations;
                                                  Director/Trustee of other CSAM-advised
                                                  investment companies.


James S. Pasman, Jr. (70)                         Director
29 The Trillium                                   Currently retired; President and Chief
Pittsburgh, Pennsylvania 15238                    Operating Officer of National InterGroup,
                                                  Inc. from April 1989 to March 1991; Chairman
                                                  of Permian Oil Co. from April 1989 to March
                                                  1991; Director of Education Management
                                                  Corporation, Tyco International Ltd.
                                                  (manufacturer and servicer of electrical and
                                                  electronic components); Trustee of Deutsche
                                                  VIT Funds; Director/Trustee of other
                                                  CSAM-advised investment companies.

William W. Priest* (59)                           Director
12 East 49th Street                               Senior Partner and Fund Manager, Steinberg
12th Floor                                        Priest Capital Management since March 2001;
New York, New York 10017                          Chairman and Managing Director of CSAM from
                                                  2000 to February 2001; Chief Executive
                                                  Officer and Managing Director of CSAM from
                                                  1990 to 2000; Director/Trustee of other
                                                  CSAM-advised investment companies.


Steven N. Rappaport (52)                          Director
40 East 52nd Street,                              President of Loanet, Inc. (on-line accounting
New York, New York 10022                          service) since 1997; Executive Vice President
                                                  of Loanet, Inc. from 1994 to 1997; Director,
                                                  President, North American Operations, and
                                                  former Executive Vice President from 1992 to
                                                  1993 of Worldwide Operations of Metallurg
                                                  Inc.; Executive Vice President, Telerate,
                                                  Inc. from 1987 to 1992; Partner in the law
                                                  firm of Hartman & Craven until 1987;
                                                  Director/Trustee of other CSAM-advised
                                                  investment companies.

James P. McCaughan* (47)                          Chairman of the Board
466 Lexington Avenue                              Chief Executive Officer and Managing Director of CSAM;
New York, New York 10017-3147                     Associated with CSAM since 2000; President and Chief
                                                  Operating Officer of Oppenheimer Capital from 1998
                                                  to 1999; President and Chief Executive Officer of UBS Asset
                                                  Management (New York) Inc. from 1996 to 1998; Functional
                                                  Advisor (Institutional Asset Management) of Union Bank
                                                  of Switzerland from 1994 to 1996; Officer of other
                                                  CSAM-advised  investment companies.



Hal Liebes, Esq. (36)                             Vice President and Secretary
466 Lexington Avenue                              Managing Director and General Counsel of
New York, New York 10017-3147                     CSAM; Associated with Lehman Brothers, Inc.
                                                  from 1996 to 1997; Associated with CSAM from
                                                  1995 to 1996;  Associated with CS First
                                                  Boston Investment Management from 1994 to
                                                  1995; Associated with Division of
                                                  Enforcement, U.S. Securities and Exchange

-------------------
* Indicates a Director who is an "interested person" of the Fund as Defined in the 1940 Act.

                                                  Commission from 1991 to 1994;  Officer of
                                                  CSAMSI and other CSAM-advised investment
                                                  companies.

Michael A. Pignataro (41)                         Treasurer and Chief Financial Officer
466 Lexington Avenue                              Director and Director of Fund Administration
New York, New York 10017-3147                     of CSAM; Associated with CSAM since 1984;
                                                  Officer of other CSAM-advised investment
                                                  companies.

Rocco A. DelGuercio (38)                          Assistant Treasurer
466 Lexington Avenue                              Vice President and Administrative Officer of
New York, New York 10017-3147                     CSAM; Associated with CSAM since June 1996;
                                                  Assistant Treasurer, Bankers Trust Corp. --
                                                  Fund Administration from March 1994 to June
                                                  1996; Mutual Fund Accounting Supervisor,
                                                  Dreyfus Corporation from April 1987 to March
                                                  1994; Officer of other CSAM- advised
                                                  investment companies.

Stuart J. Cohen, Esq. (32)                        Assistant Secretary
466 Lexington Avenue                              Vice President and Legal Counsel of CSAM;
New York, New York 10017-3147                     Associated with CSAM since CSAM acquired
                                                  the Fund's predecessor adviser in July
                                                  1999; with the predecessor adviser since
                                                  1997; Associated with the law firm of
                                                  Gordon Altman Butowsky Weitzen Shalov &
                                                  Wein from 1995 to 1997; Officer of other
                                                  CSAM-advised investment companies.

Gregory N. Bressler, Esq. (34)                    Assistant Secretary
466 Lexington Avenue                              Vice President and Legal Counsel of CSAM
New York, New York 10017-3147                     since January 2000; Associated with the law
                                                  firm of Swidler Berlin Shereff Friedman LLP
                                                  from 1996 to 2000; Officer of other CSAM-
                                                  advised investment companies.

Joseph Parascondola (37)                          Assistant Treasurer
466 Lexington Avenue                              Assistant Vice President - Fund
New York, New York 10017-3147                     Administration of CSAM since April 2000;
                                                  Assistant Vice President, Deutsche Asset
                                                  Management from January 1999 to April
                                                  2000; Assistant Vice President, Weiss,
                                                  Peck & Greer LLC from November 1995 to
                                                  December 1998; Officer of other
                                                  CSAM-advised investment companies.

               No employee of CSAM, CSAMSI, PFPC Inc., the Fund's administrator ("PFPC"), or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, CSAMSI, PFPC or any of their affiliates receives the following annual and per-meeting fees:

-----------------------------------------------------------------------------
                              FEE FOR EACH BOARD       ANNUAL FEE AS AUDIT
 ANNUAL FEE AS DIRECTOR        MEETING ATTENDED          COMMITTEE MEMBER
-----------------------------------------------------------------------------
          $750                       $250                     $250*
-----------------------------------------------------------------------------

--------------------

* The Chairman of the Audit Committee receives $325 for serving on the Audit Committee.


               Each Director is reimbursed for expenses incurred in connection with his attendance at Board meetings.


                    Estimated Directors' Compensation

                                            Total Compensation
                                            from all Investment
                       Compensation from    Companies in Fund      Number of Funds in
Name of Director           the Fund             Complex(1)            Fund Complex
----------------           --------             ----------            ------------
William W. Priest(2)         None                  None                 [--------]

Richard H. Francis              $2,250              $97,000                     41

Jack W. Fritz                   $2,250              $90,500                     40

Jeffrey E. Garten               $2,250              $90,000                     40

Peter F. Krogh                  $2,250              $90,000                     40

James S. Pasman, Jr.            $2,250             $112,300                     42

Steven N. Rappaport             $2,400             $103,000                     41

--------------------

(1) Mr. Priest has received compensation as an affiliate of CSAM, and, accordingly, receives no compensation from any Fund or any other investment company advised by CSAM.

               Control Persons and Principal Holders of Securities

               Credit Suisse Asset Management International, an affiliate of CSAM, held all of the shares of the Portfolios on the date the Fund's Registration Statement became effective.

               Investment Adviser and Administrator

               CSAM, located at 466 Lexington Avenue, New York, New York 10017, serves as investment adviser to each Portfolio pursuant to a written agreement (the "Advisory Agreement"). CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group ("Credit Suisse"). Credit Suisse is a global financial services company, providing a comprehensive range of banking and insurance products. Active on every continent and in all major financial centers, Credit Suisse comprises five business units -- Credit Suisse Asset Management (asset management); Credit Suisse First Boston (investment banking); Credit Suisse Private Banking (private banking); Credit Suisse (retail banking); and Winterthur (insurance). Credit Suisse has approximately $[750.7] billion of global assets under management and employs approximately 63,000 people worldwide. The principal business address of Credit Suisse is Paradeplatz 8, CH 8070, Zurich, Switzerland.

               CSAM, subject to the control of the Fund's officers and the Board, manages the investment and reinvestment of the assets of the Portfolios in accordance with each Portfolio's investment objective and stated investment policies. CSAM makes investment decisions for each Portfolio and places orders to purchase or sell securities on behalf of each Portfolio. CSAM also employs a support staff of management personnel to provide services to the Fund and furnishes the Fund with office space, furnishings and equipment.

               For the services provided pursuant to the Advisory Agreement, CSAM is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the value of each Portfolio's average daily net assets. CSAM and the each Portfolio's administrator may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by each Portfolio.

               PFPC serves as administrator to each Portfolio pursuant to a separate written agreement. As administrator, PFPC calculates each Portfolio's net asset value, provides all accounting services for each Portfolio and assists in related aspects of each Portfolio's operations. As compensation, each Portfolio pays PFPC a fee calculated at an annual rate of .075% of each Portfolio's first $500 million in average daily net assets, .065% of the next $1 billion in average daily net assets, and .055% of average daily net assets over $1.5 billion. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.

               Custodian and Transfer Agent

               State Street Bank and Trust Company ("State Street") acts as the custodian for each Portfolio pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Portfolio, (b) holds and transfers portfolio securities on account of the each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities, and (e) makes periodic reports to the Board of Directors concerning each Portfolio's operations. State Street is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of each Portfolio, provided that State Street remains responsible for the performance of all its duties under the Custodian Agreement and hold each Portfolio harmless from the negligent acts and omissions of any sub-custodian. For its services to each Portfolio under the Custodian Agreement, State Street receives a fee which is calculated based upon the average daily market value of each Portfolio's assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to each Portfolio.

               State Street has agreed to serve as each Portfolio's shareholder servicing, transfer and dividend disbursing agent pursuant to a Transfer Agency and Service Agreement, under which State Street (i) issues and redeems shares of each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of each Portfolio's shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts, and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to each Portfolio. State Street has delegated to Boston Financial Data Services, Inc. ("BFDS"), a 50% owned subsidiary, responsibility for most shareholder servicing functions. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. BFDS's principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.

               Distribution and Shareholder Servicing

               CSAMSI serves as the distributor of each Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

               The Fund has adopted a Distribution Agreement (the "Distribution Agreement") and 12b-1 Plans for Class B shares and Class C shares of each Portoflio, to permit the Fund to compensate CSAMSI for activities associated with the distribution of the these shares.

               The Distribution Agreement and 12b-1 Plans for the Class B shares and Class C shares were initially approved by the Directors, including a majority of the non-interested Directors, on July 30, 2001, and by the sole shareholder of each Class on August 1, 2001. As approved, the Class B Plan currently provides that a service fee of .10% per year of the average daily net assets of the Class B shares of each Portfolio will be paid as compensation to CSAMSI. The Class C Plan currently provides that a service fee of .25% per year of the average daily net assets of the Class C shares of each Portfolio will be paid as compensation to CSAMSI.

               With respect to sales of each Portfolio's Class B or Class C shares through a broker-dealer, financial intermediary or financial institution (each a "Service Organization"), CSAMSI pays the Service Organization an ongoing maintenance fee. The payments to the Service Organizations will continue to be paid for as long as the related assets remain in a Portfolio.

               In addition to the maintenance fee paid to Service Organizations, CSAMSI or its affiliates may from time to time pay additional compensation to financial representatives in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Portfolio. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Portfolio during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

               The 12b-1 Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans ("Independent Directors"). Any material amendment of the 12b-1 Plans would require the approval of the Board in the same manner. None of the 12b-1 Plans may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of a Portfolio.

               Each Portfolio has authorized certain Service Organizations or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than each Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. Each Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from a Portfolio. Service Organizations may also be reimbursed for marketing costs. Each Portfolio may reimburse part of the Service Fee at rates they would normally pay to the transfer agent for providing the services.

               Organization of the Fund


               The Fund was incorporated on August 17, 2001 under the laws of the State of Maryland under the name of "Credit Suisse Institutional Money Market Fund, Inc." The Portfolios are the two portfolios of an open-end series investment company, the Fund, each of which has three classes of common stock outstanding; Class A, Class B, and Class C. Unless otherwise indicate, references to the "Fund" apply to each class of shares of the Fund. The Fund's charter authorizes the Board of Directors to issue 9 billion full and fractional shares of capital stock, par value $.001 per share of which 2 billion shares are designated "Class A Shares," 2 billion shares are designated "Class B Shares" and 2 billion shares are designated "Class C Shares."


               All shareholders of each Portfolio, upon liquidation will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

               Each Portfolio is a diversified, open-end management investment company.

               Investors in a Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Portfolio will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

               The offering price of a Portfolio's shares is equal to the per share net asset value of the relevant class of shares of the Portfolio.

               All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order which, in the case of purchases directly from the Fund, includes receipt of payment. As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund purchased are not issued except upon the written request of the shareholder. The Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

               Class A shares of each Portfolio are sold directly to investors at a price equivalent to the net asset value.

               Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's Class B or C shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Fund's Class B or C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class B or C shares should be read in connection with such firms' material regarding their fees and services.

               Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund's behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

               Shares of each Portfolio may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following receipt in proper form by a Portfolio of the shares tendered for redemption.

               Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

               If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

               Each Portfolio, however, has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the respective Portfolio at the beginning of the period.

                     ADDITIONAL INFORMATION CONCERNING TAXES

               The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in each Portfolio. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolios. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

               The Portfolios and Their Investments

               Each Portfolio intends to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

               As a regulated investment company, each Portfolio will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of the Portfolio's net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains")) or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Any dividend declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder of such Portfolio on December 31 of such calendar year and to have been paid by the such Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

               Each Portfolio intends to declare dividend distributions daily and pay them monthly. The Board will determine annually whether to distribute any net realized capital gains. Each Portfolio currently expects to distribute any such excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, such Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

               The Code imposes a 4% nondeductible excise tax on each Portfolio to the extent that such Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

               Although each Portfolio expects to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any taxes paid by such Portfolio would reduce the amount of income and gains available for distribution to shareholders.

               If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, such Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains or tax-exempt interest income. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio fails to qualify as a regulated investment company for a period greater than one taxable year, such Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

               Investors in the Prime Portfolio should be aware that it is possible that some portion of the Portfolio's income from investments in obligations of foreign banks could be subject to foreign income or withholding taxes.

               While neither Portfolio expects to realize net realized capital gains, any such realized gains will be distributed as described in the Prospectuses. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Portfolio's shares, and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. Gain or loss, if any, recognized on the sale or other disposition of shares of a Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of a Portfolio before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share.

               A shareholder of a Portfolio receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount.

               Shareholders of each Portfolio will receive an annual statement as to the federal income tax status of his dividends and distributions from the Portfolio for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding year.

               If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to withholding, then the shareholder may be subject to a 30.5% (30% in 2002) "backup withholding" tax with respect to taxable dividends and distributions. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability.

             THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX
          CONSEQUENCES AFFECTING EACH PORTFOLIO AND ITS SHAREHOLDERS.
        SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH
            RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN
                           INVESTMENT IN A PORTFOLIO.

                             DETERMINATION OF YIELD

               From time to time, each Portfolio may quote its yield and effective yield, in advertisements or in reports and other communications to shareholders. Each Portfolio's seven-day yield is calculated by (i) determining the net change in the value of a hypothetical pre-existing account in a Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (ii) dividing the net change by the value of the account at the beginning of the period to obtain the base period return and (iii) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Each Portfolio's seven-day compound effective annualized yield will be calculated by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

               Each Portfolio's yield will vary from time to time depending upon market conditions, the composition of each Portfolio and operating expenses allocable to it. Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with other investment alternatives. However, each Portfolio's yield will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. In comparing each Portfolio's yield with that of other money market funds, investors should give consideration to the quality and maturity of the portfolio securities of the respective funds.


                            RATING OF THE PORTFOLIO

               Each Portfolio intends to obtain a rating from Standard & Poor's. Standard & Poor's money market fund ratings encompass an analysis of a Portfolio's investment guidelines, management, investment strategies, operational policies, and internal control. Combined with ongoing monitoring of the Portfolio, a money market fund rating serves as a current assessment of the fund's overall safety. A money market fund rating reflects Standard & Poor's opinion of the safety on invested principal based on an analysis of portfolio credit quality, market price exposure, and management. Credit quality incorporates the credit risk of securities and the counterparty risk of transaction-based investments, such as repurchase agreements (repos). Market price exposure relates to the potential for a decline in the market value of a money market fund's assets. Within this area, Standard & Poor's looks at weighted average maturity, liquidity, investment concentration, variable-rate securities, securities lending and reverse repos, shareholder composition, and net asset value (NAV) deviation procedures. And the analysis of management is based on a meeting with senior fund officials, and on public and nonpublic information.



               Once a Portfolio has been rated by Standard & Poor's, the rating is monitored on a weekly basis to ensure accurate and current ratings. Additionally, Standard & Poor's conducts annual management reviews for each rated fund to evaluate any changes that may have occurred in policy, philosophy, personnel, operations and controls. Standard & Poor's receives an annual fee for the rating and monitoring of money market funds.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

               PricewaterhouseCoopers LLP ("PwC"), with principal offices at 2 Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund. The financial statement that is incorporated by reference into this Statement of Additional Information have been audited by PwC and have been incorporated by reference herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

               Willkie Farr & Gallagher serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                               FINANCIAL STATEMENT

               Shares of the Portfolios have not been offered as of _____________ __, 2001, accordingly, no financial information is provided with respect to such shares of the Portfolios.

                                    APPENDIX

               Description of Commercial Paper Ratings

               Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

               The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

               Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

               Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

               Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                                     PART C


                               OTHER INFORMATION

Item 23.       Exhibits

a         Articles of Incorporation. (1)

b         By-Laws. (1)

c         Registrant's Forms of Stock Certificates.

d Form of Investment Advisory Agreement--Government Portfolio and the Prime Portfolio.

e Form of Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI").

f         Not applicable.

g(1) Amendment to Custodian Agreement with State Street Bank and Trust Company dated April 26, 2001. ("State Street"). (2)

 (2)      Amendment to Custodian Agreement with State Street dated
          May 16, 2001. (2)

 (3) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. (2)

 (4)      Form of Letter Agreement with State Street.

h(1) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS"). (3)

 (2) Form of Letter Agreement with BFDS relating to the Government Portfolio and the Prime Portfolio.

 (3)      Form of Administration Agreement with PFPC Inc. ("PFPC").(4)

----------------

1 Filed as part of Registrant's initial registration statement on August 17, 2001.

2 Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Warburg Pincus Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

3 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse Warburg Pincus International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).

4 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Warburg, Pincus Long-Short Market Neutral Fund, Inc., filed on November 2, 1999 (Securities Act File No. 333-60687).

i(1) Opinion and Consent with Willkie Farr & Gallagher, counsel to the Fund.(5)

 (2) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.(5)

j(1)   Consent of PricewaterhouseCoopers LLP.(5)

 (2)   Powers of Attorney.(2)

k      Not applicable.

l Form of Purchase Agreement relating to the Government Portfolio and the Prime Portfolio.

m(1)   Form of Class B Distribution Plan.

 (2)   Form of Class C Distribution Plan.

n      Form of Rule 18f-3 Plan.

o      Not applicable.

p      Not applicable.


Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.  Indemnification
          ---------------

          Registrant, officers and directors of CSAM, LLC, of Credit Suisse Asset Management Securities Inc. ("CSAM Securities") and of Registrant are covered by insurance

--------------------------------------------------------------------------------



5  To be filed by later amendment.

policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it related to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

     Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

     Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

     Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any act, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 26. Business and Other Connections of Investment Adviser

         CSAM, LLC acts as investment adviser to Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

         Item 27. Principal Underwriter


         (a) CSAM Securities acts as distributor for Registrant, as well as for Credit Suisse Institutional Fund; Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse Institutional U.S. Core Equity Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Warburg Pincus Capital Funds; Credit Suisse Warburg Pincus Opportunity Funds; Credit Suisse Warburg Pincus Select Funds; Credit Suisse Warburg Pincus Global Financial Services Fund; Credit Suisse Warburg Pincus Global New Technologies Fund, Credit Suisse Warburg Pincus Technology Index Fund; Credit Suisse Warburg Pincus Growth Fund; Credit Suisse Warburg Pincus Balanced Fund; Credit Suisse Warburg Pincus Capital Appreciation Fund; Credit Suisse Warburg Pincus Cash Reserve Fund; Credit Suisse Warburg Pincus Central & Eastern Europe Fund; Credit Suisse Warburg Pincus Emerging Growth Fund; Credit Suisse Warburg Pincus Emerging Markets Fund; Credit Suisse Warburg Pincus European Equity Fund; Credit Suisse Warburg Pincus Fixed Income Fund; Credit Suisse Warburg Pincus Focus Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Warburg Pincus Global Health Sciences Fund; Credit Suisse Warburg Pincus Global Post-Venture Capital Fund; Credit Suisse Warburg Pincus Global Telecommunications Fund; Credit Suisse Warburg Pincus Intermediate Maturity Government Fund; Credit Suisse Warburg Pincus International Equity Fund; Credit Suisse Warburg Pincus International Small Company Fund; Credit Suisse Institutional Services Fund; Credit Suisse Warburg Pincus Japan Growth Fund; Credit Suisse Warburg Pincus Japan Small Company Fund; Credit Suisse Warburg Pincus Long-Short Market Neutral Fund; Credit Suisse Warburg Pincus Major Foreign Markets Fund; Credit Suisse Warburg Pincus Municipal Bond Fund; Credit Suisse Warburg Pincus New York Intermediate Municipal Fund; Credit Suisse Warburg Pincus New York Tax Exempt Fund; Credit Suisse Warburg Pincus Small Company Fund; Credit Suisse Warburg Pincus Small Company Growth Fund;

Credit Suisse Warburg Pincus Trust; Credit Suisse Warburg Pincus Trust II; Credit Suisse Warburg Pincus Value II Fund; Credit Suisse Warburg Pincus WorldPerks Money Market Fund and Credit Suisse Warburg Pincus WorldPerks Tax Free Money Market Fund.


         (b) For information relating to each director, officer or partner of CSAM Securities, reference is made to Form BD (SEC File No. 8-32482) filed by CSAM Securities under the Securities Exchange Act of 1934.

         (c) None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) Credit Suisse Institutional Money Market Fund, Inc.
             466 Lexington Avenue
             New York, New York 10017-3147
             (Fund's articles of incorporation, by-laws and minute books)

         (2) Credit Suisse Asset Management Securities, Inc.
             466 Lexington Avenue
             New York, New York 10017-3147
             (records relating to its functions as distributor)

         (3) PFPC Inc.
             400 Bellevue Parkway
             Wilmington, Delaware 19809
             (records relating to its functions as administrator)

         (4) Credit Suisse Asset Management, LLC
             466 Lexington Avenue
             New York, New York 10017-3147
             (records relating to its functions as investment adviser)

         (5) State Street Bank and Trust Co.
             225 Franklin Street
             Boston, Massachusetts 02110
             (records relating to its functions as custodian)

         (6) Boston Financial Data Services, Inc.
             2 Heritage Drive
             North Quincy, Massachusetts 02177
             (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29. MANAGEMENT SERVICES

         Not applicable.

Item 30. UNDERTAKINGS

         Not applicable.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of October, 2001.

                                       CREDIT SUISSE INSTITUTIONAL MONEY
                                       MARKET FUND, INC.


                                       By: /s/ James P. McCaughan
                                           ---------------------------
                                           James P. McCaughan
                                           Chairman (Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                                       Title                                 Date
---------                                       -----                                 ----
/s/ William W. Priest*                  Director                                October 30, 2001
-------------------------
    William W. Priest


/s/ James P. McCaughan                  Chairman (Chief Executive               October 30, 2001
-------------------------               Officer)
    James P. McCaughan


/s/ Michael A. Pignataro                Treasurer and Chief Financial           October 30, 2001
-------------------------               Officer
    Michael A. Pignataro


/s/ Richard H. Francis*                 Director                                October 30, 2001
-------------------------
    Richard H. Francis


/s/ Jack W. Fritz*                      Director                                October 30, 2001
-------------------------
    Jack W. Fritz


/s/ Jeffrey E. Garten                   Director                                October 30, 2001
-------------------------
    Jeffrey E. Garten


/s/ James S. Pasman, Jr.*               Director                                October 30, 2001
-------------------------
    James S. Pasman, Jr.


/s/ Steven N. Rappaport*                Director                                October 30, 2001
-------------------------
    Steven N. Rappaport


/s/ Peter F. Krogh                      Director                                October 30, 2001
-------------------------
    Peter F. Krogh



*By: /s/ Michael A. Pignataro
    ------------------------------
    Michael A. Pignataro as Attorney-in-Fact

                               INDEX TO EXHIBITS

Exhibit No.         Description of Exhibit
-----------         ----------------------
c                   Registrant's Stock Certificates.

d Form of Investment advisory Agreement--Government Portfolio and the Prime Portfolio.

e                   Form of Distribution Agreement.

g(4)                Form of Letter Agreement with State Street.

h(2) Form of Letter Agreement with BFDS relating to the Government Portfolio and the Prime Portfolio.

l                   Form of Purchase Agreement relating to the Government
                    Portfolio and the Prime Portfolio.

m(1)                Form of Class B Distribution Plan.

 (2)                Form of Class C Distribution Plan.

n                   Form of Rule 18f-3 Plan.